Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Operating lease revenues	$ 276,765	$ 350,965	$ 633,160	$ 697,181
Finance lease revenues	26,068	28,024	52,713	53,093
Management fee revenues	7,045	0	7,045	0
Total revenues	309,878	378,989	692,918	750,274
Equipment trading revenues	16,411	13,971	28,326	24,117
Equipment trading expenses	(15,657)	(12,049)	(26,978)	(21,818)
Trading margin	754	1,922	1,348	2,299
Net gain (loss) on sale of leasing equipment	7,861	(38,118)	18,555	(23,496)
Operating expenses:
Depreciation and amortization	79,368	135,536	207,728	271,617
Direct operating expenses	14,764	17,032	29,583	39,779
Administrative expenses	24,287	24,012	48,413	45,821
Transaction and other costs	0	16,139	0	21,651
Provision (reversal) for doubtful accounts	2,201	(1,956)	2,506	(1,490)
Total operating expenses	120,620	190,763	288,230	377,378
Operating income (loss)	197,873	152,030	424,591	351,699
Other (income) expenses:
Interest and debt expense	58,891	61,386	127,020	122,838
Other (income) expense, net	(195)	55	(272)	(78)
Total other (income) expenses	58,696	61,441	126,748	122,760
Income (loss) before income taxes	139,177	90,589	297,843	228,939
Income tax expense (benefit)	13,453	13,153	27,346	25,960
Net income (loss)	125,724	77,436	270,497	202,979
Less: dividends on preferred shares	15,888	13,028	30,632	26,056
Net income (loss) attributable to common shareholder	$ (109,836)	$ (64,408)	$ (239,865)	$ (176,923)